PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, plant and equipment, net
Total	¥ 5,782,034		¥ 5,949,633
Less: accumulated depreciation	(3,693,138)		(3,530,150)
Less: accumulated impairment	(19,272)		(19,272)
Net book value	2,069,624		2,400,211		$ 295,952
Depreciation expense	934,119	$ 133,577	743,728	¥ 775,042
Office building
Property, plant and equipment, net
Total	697,455		697,136
Vehicles
Property, plant and equipment, net
Total	21,320		23,939
Computer equipment
Property, plant and equipment, net
Total	1,247,976		1,179,606
Furniture and office equipment
Property, plant and equipment, net
Total	410,740		395,828
Leasehold improvement
Property, plant and equipment, net
Total	3,220,054		3,477,118
Construction in progress
Property, plant and equipment, net
Total	¥ 184,489		¥ 176,006